Share-based payments - Restricted Stock Units (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Expense from share-based payment transactions with employees	$ 72.0	$ 60.4
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion	1
Vesting period	4 years
Vesting percentage	25.00%
Expense from share-based payment transactions with employees	$ 30.1	$ 16.2